Condensed Financial Information of the Parent Company (Details) - Schedule of Balance Sheet - Parent Company [Member] - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024
Current assets
Cash and Cash equivalents	¥ 4	¥ 1
Prepaid expenses and other current assets	25,641	25,924
Inter-company receivable	440,080	444,934
Non-current assets
Investment in subsidiary	(21,292)	(43,653)
Total assets	444,433	427,206
Current liabilities
Inter-company payable	407	2,886
Due to related parties	23,470	23,728
Other payables and accrued liabilities	35,780	32,794
Total liabilities	59,657	59,408
Shareholders’ equity
Preference share, par value US$0.0001; Authorized:10,000,000 shares; none issued and outstanding As of March 31, 2024 and As of September 30, 2024, respectively
Ordinary shares, par value US$0.0001; Authorized:990,000,000 shares; Issued and outstanding: 13,567,793 shares as of March 31,2023 and 392,113,953 shares as of March 31, 2024	18	278
Additional paid-in capital	716,939	573,615
Accumulated deficit	(336,145)	(208,828)
Accumulated other comprehensive income	3,964	2,733
Total shareholder’s equity	384,776	367,798
Total liabilities and shareholders’ equity	¥ 444,433	¥ 427,206